Schedule of Investments (unaudited)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24 (Call 08/01/24)	$4,849	$4,755,026
WPP Finance 2010, 3.75%, 09/19/24	4,077	3,987,836
		8,742,862
Aerospace & Defense — 1.3%
Boeing Co. (The)
1.43%, 02/04/24 (Call 02/13/23)	11,880	11,450,182
1.95%, 02/01/24(a)	4,238	4,109,038
2.80%, 03/01/24 (Call 02/01/24)(a)	1,566	1,526,114
2.85%, 10/30/24 (Call 07/30/24)(a)	1,401	1,352,245
General Dynamics Corp., 2.38%, 11/15/24 (Call 09/15/24)	3,505	3,374,754
L3Harris Technologies Inc., 3.95%, 05/28/24 (Call 02/28/24)	1,698	1,674,126
Raytheon Technologies Corp., 3.20%, 03/15/24 (Call 01/15/24)(a)	6,255	6,149,603
		29,636,062
Agriculture — 1.4%
Altria Group Inc.
3.80%, 02/14/24 (Call 01/14/24)(a)	1,964	1,938,488
4.00%, 01/31/24(a)	3,620	3,583,076
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	5,004	4,842,571
3.22%, 08/15/24 (Call 06/15/24)(a)	11,602	11,290,022
Philip Morris International Inc.
2.88%, 05/01/24 (Call 04/01/24)(a)	5,381	5,256,430
3.25%, 11/10/24	4,301	4,191,669
5.13%, 11/15/24	1,655	1,667,015
		32,769,271
Airlines — 0.1%
Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26(a)	568	545,549
Delta Air Lines Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	105	102,823
United Airlines Pass Through Trust, Series 2012-1 A, Class A, 4.15%, 10/11/25	2,140	2,086,422
		2,734,794
Auto Manufacturers — 3.7%
American Honda Finance Corp.
0.55%, 07/12/24	3,817	3,595,538
0.75%, 08/09/24(a)	3,947	3,720,916
2.15%, 09/10/24	3,842	3,692,546
2.40%, 06/27/24	2,658	2,572,785
2.90%, 02/16/24(a)	3,031	2,969,471
3.55%, 01/12/24	3,034	2,997,986
General Motors Financial Co. Inc.
1.05%, 03/08/24	4,170	3,988,855
1.20%, 10/15/24	4,135	3,865,936
3.50%, 11/07/24 (Call 09/07/24)	3,618	3,513,259
3.95%, 04/13/24 (Call 02/13/24)	5,949	5,869,997
5.10%, 01/17/24 (Call 12/17/23)(a)	6,647	6,639,555
PACCAR Financial Corp.
0.35%, 02/02/24	2,942	2,810,110
0.50%, 08/09/24	1,898	1,784,310
0.90%, 11/08/24(a)	2,480	2,334,027
2.15%, 08/15/24(a)	2,079	1,999,832
3.15%, 06/13/24	2,935	2,880,086
Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)(a)	$6,335	$6,052,142
2.36%, 07/02/24(a)	1,990	1,927,295
Toyota Motor Credit Corp.
0.45%, 01/11/24(a)	3,739	3,589,926
0.50%, 06/18/24	4,260	4,023,442
0.63%, 09/13/24(a)	4,100	3,849,490
2.00%, 10/07/24(a)	2,077	1,990,825
2.50%, 03/22/24(a)	1,135	1,107,193
2.90%, 04/17/24	3,440	3,368,723
3.35%, 01/08/24	1,694	1,670,470
4.40%, 09/20/24(a)	2,985	2,971,956
		85,786,671
Auto Parts & Equipment — 0.3%
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	6,039	5,932,593

Banks — 27.0%
Banco Santander SA
2.71%, 06/27/24	8,030	7,780,990
3.89%, 05/24/24	7,900	7,790,111
Bank of America Corp.
4.00%, 04/01/24(a)	10,627	10,543,578
4.13%, 01/22/24	10,611	10,539,057
4.20%, 08/26/24	14,765	14,607,457
Bank of Montreal
0.63%, 07/09/24(a)	6,389	6,013,007
2.15%, 03/08/24(a)	1,099	1,067,162
2.50%, 06/28/24	5,398	5,225,426
5.20%, 12/12/24(a)	2,205	2,221,273
Series E, 3.30%, 02/05/24(a)	10,193	10,033,378
Series H, 4.25%, 09/14/24	4,350	4,306,413
Bank of New York Mellon Corp. (The)
0.50%, 04/26/24 (Call 03/26/24)(a)	3,165	3,007,130
2.10%, 10/24/24	5,012	4,811,269
3.25%, 09/11/24 (Call 08/11/24)(a)	3,037	2,973,193
3.40%, 05/15/24 (Call 04/15/24)	1,514	1,489,337
Series 12, 3.65%, 02/04/24 (Call 01/05/24)(a)	3,750	3,707,213
Series J, 0.85%, 10/25/24 (Call 09/25/24)(a)	3,420	3,212,816
Bank of Nova Scotia (The)
0.65%, 07/31/24	4,828	4,534,651
0.70%, 04/15/24	6,995	6,657,002
2.44%, 03/11/24	3,373	3,283,987
3.40%, 02/11/24(a)	5,650	5,567,849
5.25%, 12/06/24	1,580	1,592,087
Barclays Bank PLC, 3.75%, 05/15/24	5,180	5,115,198
Barclays PLC, 4.38%, 09/11/24	5,949	5,880,289
BNP Paribas SA, 4.25%, 10/15/24	5,455	5,374,048
BPCE SA, 4.00%, 04/15/24	8,387	8,291,472
Canadian Imperial Bank of Commerce
1.00%, 10/18/24(a)	4,290	4,027,581
3.10%, 04/02/24(a)	6,673	6,542,343
Citibank NA, 3.65%, 01/23/24 (Call 12/23/23)	11,318	11,195,313
Citigroup Inc.
3.75%, 06/16/24	4,586	4,530,830
4.00%, 08/05/24	3,196	3,173,692
Comerica Bank, 2.50%, 07/23/24	4,215	4,070,678
Cooperatieve Rabobank UA/NY
0.38%, 01/12/24(a)	2,990	2,867,231
3.88%, 08/22/24	1,395	1,378,274

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Credit Agricole Corporate & Investment Bank SA, 0.78%, 06/28/24 (Call 03/28/23)(a)	$465	$438,686
Credit Suisse AG/New York NY
0.50%, 02/02/24	5,964	5,608,367
3.63%, 09/09/24	13,387	12,760,756
4.75%, 08/09/24	3,980	3,863,068
Deutsche Bank AG/London, 3.70%, 05/30/24	3,453	3,428,691
Deutsche Bank AG/New York NY
0.90%, 05/28/24	5,610	5,309,977
3.70%, 05/30/24	4,238	4,143,704
Discover Bank, 2.45%, 09/12/24 (Call 08/12/24)(a)	4,439	4,248,744
Fifth Third Bancorp.
3.65%, 01/25/24 (Call 12/25/23)	9,183	9,073,079
4.30%, 01/16/24 (Call 12/16/23)(a)	4,810	4,783,112
Goldman Sachs Group Inc. (The)
3.00%, 03/15/24	10,648	10,439,938
3.63%, 02/20/24 (Call 01/20/24)	6,185	6,100,080
3.85%, 07/08/24 (Call 04/08/24)(a)	8,851	8,725,493
4.00%, 03/03/24	13,281	13,154,299
5.70%, 11/01/24	9,705	9,857,854
HSBC Holdings PLC, 4.25%, 03/14/24	8,598	8,511,246
HSBC USA Inc.
3.50%, 06/23/24(a)	4,240	4,160,373
3.75%, 05/24/24	6,240	6,164,496
Huntington Bancshares Inc./OH, 2.63%, 08/06/24 (Call 07/06/24)	5,835	5,643,845
ING Groep NV, 3.55%, 04/09/24	7,162	7,039,673
Intesa Sanpaolo SpA, 5.25%, 01/12/24	1,420	1,417,671
JPMorgan Chase & Co.
3.63%, 05/13/24(a)	9,629	9,532,614
3.88%, 02/01/24(a)	7,204	7,138,948
3.88%, 09/10/24(a)	14,527	14,307,642
Lloyds Banking Group PLC
3.90%, 03/12/24(a)	7,302	7,217,589
4.50%, 11/04/24(a)	4,472	4,423,971
M&T Bank Corp., 4.00%, 07/15/24 (Call 04/16/24)(a)	2,719	2,677,127
Mitsubishi UFJ Financial Group Inc.
2.80%, 07/18/24	5,794	5,619,330
3.41%, 03/07/24(a)	8,591	8,454,575
Morgan Stanley
3.70%, 10/23/24	15,292	15,032,648
Series F, 3.88%, 04/29/24(a)	16,098	15,920,922
National Australia Bank Ltd., 5.13%, 11/22/24(a)	7,250	7,321,992
National Bank of Canada, 0.75%, 08/06/24	3,510	3,302,910
NatWest Group PLC, 5.13%, 05/28/24(a)	3,840	3,847,066
PNC Bank NA
3.30%, 10/30/24 (Call 09/30/24)	2,569	2,515,642
2.50%, 08/27/24 (Call 07/27/24)(a)	3,247	3,142,999
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	3,363	3,236,719
3.50%, 01/23/24 (Call 12/24/23)	6,656	6,568,340
3.90%, 04/29/24 (Call 03/29/24)	4,058	4,019,692
Royal Bank of Canada
0.43%, 01/19/24(a)	4,206	4,032,376
0.65%, 07/29/24	3,877	3,647,986
0.75%, 10/07/24(a)	5,135	4,812,933
2.25%, 11/01/24	6,873	6,596,499
2.55%, 07/16/24	5,881	5,697,630
3.97%, 07/26/24(a)	6,935	6,858,784
5.66%, 10/25/24	865	879,515
Security	Par (000)	Value

Banks (continued)
Santander Holdings USA Inc., 3.50%, 06/07/24 (Call 05/07/24)	$6,243	$6,096,165
Santander UK PLC
2.88%, 06/18/24(a)	2,025	1,965,749
4.00%, 03/13/24	7,010	6,937,867
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24(a)	2,387	2,335,632
3.95%, 01/10/24	2,215	2,194,378
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24	2,510	2,408,044
2.45%, 09/27/24(a)	4,978	4,786,198
2.70%, 07/16/24	9,777	9,463,452
Toronto-Dominion Bank (The)
0.55%, 03/04/24	3,415	3,265,150
0.70%, 09/10/24	4,455	4,176,874
1.25%, 12/13/24	3,100	2,910,559
2.35%, 03/08/24	4,130	4,022,992
2.65%, 06/12/24	7,164	6,972,148
3.25%, 03/11/24	5,427	5,335,121
4.29%, 09/13/24	3,190	3,165,341
Truist Bank
2.15%, 12/06/24 (Call 11/06/24)	4,818	4,613,042
3.20%, 04/01/24 (Call 03/01/24)	7,056	6,940,423
Truist Financial Corp.
2.50%, 08/01/24 (Call 07/01/24)(a)	5,520	5,340,490
2.85%, 10/26/24 (Call 09/26/24)	4,698	4,577,308
U.S. Bancorp.
2.40%, 07/30/24 (Call 06/30/24)	6,324	6,124,225
3.38%, 02/05/24 (Call 01/05/24)	6,755	6,657,052
3.60%, 09/11/24 (Call 08/11/24)(a)	4,783	4,718,621
3.70%, 01/30/24 (Call 12/29/23)	3,523	3,487,347
Wells Fargo & Co.
3.30%, 09/09/24(a)	11,556	11,301,421
3.75%, 01/24/24 (Call 12/22/23)	14,647	14,488,666
4.48%, 01/16/24	3,775	3,758,352
Westpac Banking Corp.
1.02%, 11/18/24	6,342	5,952,665
3.30%, 02/26/24(a)	6,030	5,941,480
5.35%, 10/18/24(a)	3,922	3,970,554
		628,998,252
Beverages — 0.9%
Coca-Cola Co. (The), 1.75%, 09/06/24(a)	3,745	3,606,135
Constellation Brands Inc.
3.60%, 05/09/24	3,490	3,438,488
4.75%, 11/15/24	2,311	2,308,689
Diageo Capital PLC, 2.13%, 10/24/24 (Call 09/24/24)(a)	2,521	2,412,546
Keurig Dr Pepper Inc., 0.75%, 03/15/24 (Call 03/03/23)(a)	5,652	5,399,582
PepsiCo Inc., 3.60%, 03/01/24 (Call 12/01/23)(a)	4,857	4,816,444
		21,981,884
Biotechnology — 0.7%
Amgen Inc., 3.63%, 05/22/24 (Call 02/22/24)(a)	6,893	6,786,710
Gilead Sciences Inc., 3.70%, 04/01/24 (Call 01/01/24)	9,308	9,187,368
		15,974,078
Building Materials — 0.3%
Johnson Controls International PLC, 3.63%, 07/02/24 (Call 04/02/24)(b)	2,485	2,441,562
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)(a)	1,881	1,868,981
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)(a)	2,344	2,307,504
		6,618,047

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 1.2%
Air Products and Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)(a)	$1,635	$1,606,649
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)(a)	2,525	2,469,071
5.90%, 07/05/24	8,815	8,866,391
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	2,320	2,301,881
Linde Inc., 4.80%, 12/05/24(a)	190	191,830
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	3,665	3,683,618
Nutrien Ltd., 5.90%, 11/07/24	630	640,067
PPG Industries Inc., 2.40%, 08/15/24 (Call 07/15/24)(a)	1,300	1,254,747
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	4,198	4,103,923
4.05%, 08/08/24(a)	1,330	1,315,144
Westlake Corp., 0.88%, 08/15/24 (Call 03/03/23)(a)	1,860	1,742,411
		28,175,732
Commercial Services — 0.9%
Equifax Inc., 2.60%, 12/01/24 (Call 11/01/24)	3,677	3,534,590
Global Payments Inc., 1.50%, 11/15/24 (Call 10/15/24)	1,560	1,464,044
J Paul Getty Trust (The), Series 2021, 0.39%, 01/01/24 (Call 10/01/23)	3,045	2,926,580
Moody’s Corp., 4.88%, 02/15/24 (Call 11/15/23)	4,357	4,347,981
PayPal Holdings Inc., 2.40%, 10/01/24 (Call 09/01/24)(a)	6,648	6,415,719
Quanta Services Inc., 0.95%, 10/01/24 (Call 03/03/23)	1,980	1,841,954
		20,530,868
Computers — 2.7%
Apple Inc.
1.80%, 09/11/24 (Call 08/11/24)	3,077	2,949,366
2.85%, 05/11/24 (Call 03/11/24)	7,340	7,185,933
3.00%, 02/09/24 (Call 12/09/23)(a)	5,455	5,363,465
3.45%, 05/06/24(a)	9,261	9,167,834
Dell International LLC/EMC Corp., 4.00%, 07/15/24 (Call 06/15/24)(a)	5,837	5,763,104
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	2,587	2,490,712
Hewlett Packard Enterprise Co., 1.45%, 04/01/24 (Call 03/01/24)(a)	5,772	5,551,221
International Business Machines Corp.
3.00%, 05/15/24	13,843	13,526,688
3.63%, 02/12/24(a)	9,327	9,205,189
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)(a)	1,903	1,853,237
		63,056,749
Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co., 3.25%, 03/15/24(a)	1,477	1,460,162
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)	2,604	2,489,841
GSK Consumer Healthcare Capital U.S. LLC, 3.02%,
03/24/24 (Call 03/24/23)	3,388	3,308,247
Unilever Capital Corp.
0.63%, 08/12/24 (Call 03/03/23)	2,632	2,478,554
2.60%, 05/05/24 (Call 03/05/24)(a)	4,514	4,402,143
3.25%, 03/07/24 (Call 02/07/24)	2,589	2,550,243
		16,689,190
Diversified Financial Services — 7.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	13,075	12,241,992
2.88%, 08/14/24 (Call 07/14/24)(a)	2,829	2,703,902
3.15%, 02/15/24 (Call 01/15/24)	4,805	4,684,443
4.88%, 01/16/24 (Call 12/16/23)	4,510	4,484,834
Series 3NC1, 1.75%, 10/29/24 (Call 03/03/23)(a)	4,774	4,453,760
Affiliated Managers Group Inc., 4.25%, 02/15/24	1,349	1,335,402
Security	Par (000)	Value

Diversified Financial Services (continued)
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	$4,002	$3,819,469
0.80%, 08/18/24 (Call 07/18/24)	1,815	1,691,635
4.25%, 02/01/24 (Call 01/01/24)(a)	3,946	3,897,662
4.25%, 09/15/24 (Call 06/15/24)(a)	3,309	3,258,174
Aircastle Ltd., 4.13%, 05/01/24 (Call 02/01/24)	2,972	2,909,766
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	4,816	4,727,915
5.13%, 09/30/24(a)	3,368	3,363,655
American Express Co.
2.50%, 07/30/24 (Call 06/29/24)	8,432	8,151,636
3.00%, 10/30/24 (Call 09/29/24)	7,305	7,106,158
3.38%, 05/03/24	7,840	7,705,230
3.40%, 02/22/24 (Call 01/22/24)(a)	6,712	6,608,971
3.63%, 12/05/24 (Call 11/04/24)	2,666	2,617,452
Ameriprise Financial Inc., 3.70%, 10/15/24(a)	3,612	3,548,176
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)(a)	1,835	1,769,509
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	5,711	5,641,040
Capital One Financial Corp.
3.30%, 10/30/24 (Call 09/30/24)	7,685	7,469,282
3.75%, 04/24/24 (Call 03/24/24)	4,537	4,474,526
3.90%, 01/29/24 (Call 12/29/23)(a)	6,699	6,624,440
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)(a)	6,927	6,620,688
3.55%, 02/01/24 (Call 01/01/24)	2,981	2,944,334
3.75%, 04/01/24 (Call 03/02/24)	2,445	2,416,051
Citigroup Global Markets Holdings Inc./U.S, 0.75%, 06/07/24 (Call 03/07/23)	2,833	2,685,486
Discover Financial Services, 3.95%, 11/06/24 (Call 08/06/24)	2,787	2,734,298
Invesco Finance PLC, 4.00%, 01/30/24(a)	3,566	3,532,301
Mastercard Inc., 3.38%, 04/01/24	6,471	6,380,794
ORIX Corp.
3.25%, 12/04/24(a)	2,745	2,667,975
4.05%, 01/16/24(a)	2,017	1,999,129
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)(a)	2,155	2,092,246
Stifel Financial Corp., 4.25%, 07/18/24(a)	2,966	2,929,103
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	5,608	5,508,907
4.38%, 03/19/24 (Call 02/19/24)(a)	5,155	5,096,903
		162,897,244
Electric — 6.0%
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	2,706	2,605,093
American Electric Power Co. Inc., 2.03%, 03/15/24	5,012	4,844,349
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)(a)	3,162	3,057,275
Black Hills Corp., 1.04%, 08/23/24 (Call 02/16/23)(a)	3,230	3,036,814
CenterPoint Energy Inc., 2.50%, 09/01/24 (Call 08/01/24)(a)	2,747	2,649,289
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	70	70,711
Dominion Energy Inc., 3.07%, 08/15/24(b)	3,642	3,531,939
DTE Electric Co., 3.65%, 03/15/24 (Call 12/15/23)	3,667	3,620,906
DTE Energy Co.
4.22%, 11/01/24(b)	3,964	3,918,295
Series C, 2.53%, 10/01/24(a)(b)	2,826	2,720,421
Duke Energy Corp., 3.75%, 04/15/24 (Call 01/15/24)	6,103	6,022,929
Edison International, 3.55%, 11/15/24 (Call 10/15/24)	2,815	2,740,374
Emera U.S. Finance LP, 0.83%, 06/15/24(a)	1,983	1,863,683
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	1,299	1,283,230
Entergy Arkansas LLC, 3.70%, 06/01/24 (Call 03/01/24)	2,130	2,102,970
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 03/03/23)	5,200	4,886,856

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.40%, 11/01/24	$1,315	$1,337,447
5.59%, 10/01/24(a)	838	847,930
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	4,922	4,718,377
Eversource Energy
4.20%, 06/27/24	4,320	4,276,930
Series L, 2.90%, 10/01/24 (Call 08/01/24)	2,705	2,632,398
Florida Power & Light Co., 3.25%, 06/01/24 (Call 12/01/23)	2,531	2,483,974
Georgia Power Co., Series A, 2.20%, 09/15/24 (Call 08/15/24)(a)	2,745	2,635,996
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	2,685	2,611,592
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	2,574	2,508,569
ITC Holdings Corp., 3.65%, 06/15/24 (Call 03/15/24)	3,233	3,170,409
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	3,550	3,489,828
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	1,798	1,719,355
2.95%, 02/07/24 (Call 12/07/23)	2,804	2,749,434
Series D, 1.00%, 10/18/24(a)	2,389	2,237,848
NextEra Energy Capital Holdings Inc.
2.94%, 03/21/24 (Call 03/03/23)(a)	4,442	4,351,961
4.20%, 06/20/24	3,265	3,236,529
4.26%, 09/01/24	4,334	4,298,548
Oncor Electric Delivery Co. LLC, 2.75%, 06/01/24 (Call 05/01/24)(a)	3,411	3,324,258
Pacific Gas and Electric Co.
3.25%, 02/16/24 (Call 02/16/23)	3,975	3,900,668
3.40%, 08/15/24 (Call 05/15/24)	899	873,603
3.75%, 02/15/24 (Call 11/15/23)	1,880	1,848,190
PacifiCorp, 3.60%, 04/01/24 (Call 01/01/24)	1,604	1,581,608
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	1,755	1,731,816
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)(a)	4,580	4,452,539
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	3,909	3,740,483
Series K, 0.98%, 08/01/24	2,465	2,324,766
Southern Co. (The)
4.48%, 08/01/24(a)(b)	2,515	2,492,264
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	4,320	4,125,168
Southwestern Public Service Co., 3.30%, 06/15/24 (Call 12/15/23)(a)	2,110	2,071,134
Tampa Electric Co., 3.88%, 07/12/24	2,070	2,036,777
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	2,202	2,169,212
Virginia Electric & Power Co., 3.45%, 02/15/24 (Call 11/15/23)(a)	1,527	1,504,782
WEC Energy Group Inc., 0.80%, 03/15/24 (Call 02/15/24)(a)	2,915	2,783,329
Wisconsin Electric Power Co., 2.05%, 12/15/24 (Call 11/15/24)	1,846	1,760,973
		140,983,829
Electronics — 1.0%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	2,297	2,221,796
Amphenol Corp., 3.20%, 04/01/24 (Call 02/01/24)	3,080	3,023,359
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)(a)	2,967	2,873,599
Honeywell International Inc.
2.30%, 08/15/24 (Call 07/15/24)(a)	5,400	5,220,504
4.85%, 11/01/24	1,555	1,567,129
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	2,237	2,226,307
TD SYNNEX Corp., 1.25%, 08/09/24 (Call 02/13/23)	3,295	3,091,501
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	2,438	2,423,396
Security	Par (000)	Value

Electronics (continued)
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)	$1,546	$1,517,585
		24,165,176
Entertainment — 0.4%
Magallanes Inc.
3.43%, 03/15/24(a)(c)	7,460	7,303,937
3.53%, 03/15/24 (Call 03/15/23)(a)(c)	1,605	1,568,968
		8,872,905
Environmental Control — 0.2%
Republic Services Inc., 2.50%, 08/15/24 (Call 07/15/24)	5,824	5,619,752

Food — 1.2%
Conagra Brands Inc., 4.30%, 05/01/24 (Call 04/01/24)(a)	6,833	6,761,800
General Mills Inc., 3.65%, 02/15/24 (Call 11/15/23)(a)	2,511	2,476,625
Hershey Co. (The), 2.05%, 11/15/24 (Call 10/15/24)(a)	1,123	1,076,777
Hormel Foods Corp., 0.65%, 06/03/24 (Call 03/03/23)(a)	2,365	2,242,682
Kroger Co. (The), 4.00%, 02/01/24 (Call 11/01/23)(a)	3,050	3,019,348
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)(a)	4,064	3,957,970
Mondelez International Inc., 2.13%, 03/17/24	3,420	3,321,709
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/15/24)	5,790	5,717,857
		28,574,768
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	1,208	1,193,347
Georgia-Pacific LLC, 8.00%, 01/15/24	3,420	3,516,410
		4,709,757
Gas — 0.5%
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	599	585,672
Series A, 2.50%, 11/15/24 (Call 10/15/24)	4,468	4,306,795
ONE Gas Inc.
1.10%, 03/11/24 (Call 02/16/23)	2,738	2,625,112
3.61%, 02/01/24 (Call 11/01/23)(a)	1,280	1,262,656
Southern California Gas Co., 3.15%, 09/15/24 (Call 06/15/24)	2,470	2,407,336
		11,187,571
Health Care - Products — 1.6%
Baxter International Inc., 1.32%, 11/29/24(a)	5,813	5,461,372
Boston Scientific Corp., 3.45%, 03/01/24 (Call 02/01/24)	3,419	3,368,604
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	3,976	3,816,324
GE Healthcare Holding LLC, 5.55%, 11/15/24(c)	3,855	3,890,350
PerkinElmer Inc., 0.85%, 09/15/24 (Call 03/03/23)	1,180	1,103,866
Stryker Corp., 3.38%, 05/15/24 (Call 02/15/24)	4,171	4,093,837
Thermo Fisher Scientific Inc., 1.22%, 10/18/24 (Call 03/03/23)(a)	11,942	11,278,502
Zimmer Biomet Holdings Inc., 1.45%, 11/22/24 (Call 03/03/23)	5,065	4,779,942
		37,792,797
Health Care - Services — 2.1%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	4,838	4,728,419
CommonSpirit Health, 2.76%, 10/01/24 (Call 07/01/24)	2,018	1,951,164
Elevance Health Inc.
3.35%, 12/01/24 (Call 10/01/24)(a)	4,577	4,471,500
3.50%, 08/15/24 (Call 05/15/24)	4,252	4,161,390
HCA Inc., 5.00%, 03/15/24(a)	9,694	9,671,316
Humana Inc., 3.85%, 10/01/24 (Call 07/01/24)	3,786	3,729,286
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	2,658	2,533,579
3.25%, 09/01/24 (Call 07/01/24)	3,266	3,185,330

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Quest Diagnostics Inc., 4.25%, 04/01/24 (Call 01/01/24)	$1,308	$1,297,863
UnitedHealth Group Inc.
0.55%, 05/15/24 (Call 02/13/23)	670	636,038
2.38%, 08/15/24	4,014	3,882,702
3.50%, 02/15/24(a)	4,114	4,063,809
5.00%, 10/15/24(a)	4,222	4,264,135
		48,576,531
Holding Companies - Diversified — 1.0%
Ares Capital Corp., 4.20%, 06/10/24 (Call 05/10/24)	4,761	4,681,777
Blackstone Private Credit Fund
1.75%, 09/15/24(a)	3,269	3,052,069
2.35%, 11/22/24(a)	1,500	1,405,380
FS KKR Capital Corp.
1.65%, 10/12/24	2,640	2,448,098
4.63%, 07/15/24 (Call 06/15/24)	2,268	2,228,922
Golub Capital BDC Inc., 3.38%, 04/15/24 (Call 03/15/24)	2,863	2,776,709
Main Street Capital Corp., 5.20%, 05/01/24(a)	2,955	2,940,373
Owl Rock Capital Corp., 5.25%, 04/15/24 (Call 03/15/24)(a)	2,650	2,639,745
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)(a)	1,890	1,836,778
		24,009,851
Home Builders — 0.5%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)	3,679	3,540,891
Lennar Corp.
4.50%, 04/30/24 (Call 01/30/24)	4,332	4,307,914
5.88%, 11/15/24 (Call 05/15/24)(a)	2,765	2,794,143
		10,642,948
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.80%, 11/15/24 (Call 08/15/24)(a)	370	361,490
Whirlpool Corp., 4.00%, 03/01/24(a)	1,490	1,473,908
		1,835,398
Household Products & Wares — 0.1%
Avery Dennison Corp., 0.85%, 08/15/24 (Call 03/03/23)(a)	1,553	1,463,470

Insurance — 1.5%
American International Group Inc., 4.13%, 02/15/24(a)	2,809	2,794,225
Aon Global Ltd., 3.50%, 06/14/24 (Call 03/01/24)	3,442	3,379,183
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(a)	1,549	1,552,021
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)(a)	2,605	2,583,040
Chubb INA Holdings Inc., 3.35%, 05/15/24(a)	3,540	3,482,971
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)	3,044	3,003,210
First American Financial Corp., 4.60%, 11/15/24	635	631,761
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	2,788	2,746,905
3.88%, 03/15/24 (Call 02/15/24)	5,611	5,552,365
MetLife Inc., 3.60%, 04/10/24(a)	5,219	5,160,912
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	1,239	1,239,211
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	3,592	3,516,568
		35,642,372
Internet — 2.4%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 (Call 08/28/24)(a)	9,634	9,398,063
Alphabet Inc., 3.38%, 02/25/24(a)	4,235	4,186,213
Amazon.com Inc.
0.45%, 05/12/24	8,545	8,105,702
2.73%, 04/13/24	5,225	5,117,104
2.80%, 08/22/24 (Call 06/22/24)(a)	10,525	10,253,455
3.80%, 12/05/24 (Call 09/05/24)(a)	5,808	5,764,556
4.70%, 11/29/24	2,580	2,591,713
Security	Par (000)	Value

Internet (continued)
Baidu Inc., 4.38%, 05/14/24 (Call 04/14/24)(a)	$2,545	$2,518,176
eBay Inc., 3.45%, 08/01/24 (Call 05/01/24)(a)	5,950	5,836,057
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)	2,518	2,442,158
		56,213,197
Iron & Steel — 0.1%
Steel Dynamics Inc., 2.80%, 12/15/24 (Call 11/15/24)	2,664	2,558,026

Leisure Time — 0.1%
Brunswick Corp., 0.85%, 08/18/24 (Call 03/03/23)(a)	2,618	2,440,604

Lodging — 0.4%
Hyatt Hotels Corp., 1.80%, 10/01/24 (Call 03/03/23)	4,059	3,846,186
Marriott International Inc./MD, 3.60%, 04/15/24 (Call 03/15/24)	4,740	4,659,752
		8,505,938
Machinery — 1.9%
Caterpillar Financial Services Corp.
0.45%, 05/17/24	2,787	2,642,550
0.60%, 09/13/24(a)	2,765	2,597,939
0.95%, 01/10/24	1,934	1,865,730
2.15%, 11/08/24(a)	4,351	4,183,878
2.85%, 05/17/24	2,274	2,223,017
3.25%, 12/01/24(a)	2,568	2,517,744
3.30%, 06/09/24	1,534	1,507,140
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)(a)	3,666	3,613,869
CNH Industrial Capital LLC, 4.20%, 01/15/24	2,591	2,568,173
John Deere Capital Corp.
0.45%, 01/17/24(a)	3,270	3,137,009
0.45%, 06/07/24	2,555	2,415,012
0.63%, 09/10/24	2,040	1,919,905
0.90%, 01/10/24	395	380,859
2.60%, 03/07/24(a)	2,605	2,549,644
2.65%, 06/24/24(a)	2,880	2,802,614
3.35%, 06/12/24(a)	2,445	2,408,301
3.45%, 01/10/24	1,332	1,314,631
4.55%, 10/11/24(a)	90	90,103
Westinghouse Air Brake Technologies Corp., 4.40%,
03/15/24 (Call 02/15/24)	4,683	4,623,666
		45,361,784
Manufacturing — 1.5%
3M Co., 3.25%, 02/14/24 (Call 01/14/24)	6,147	6,046,005
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	2,565	2,493,103
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)(a)	4,871	4,809,479
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	3,847	3,731,628
3.30%, 11/21/24 (Call 08/21/24)	2,171	2,112,622
3.65%, 06/15/24	7,040	6,920,390
Teledyne Technologies Inc., 0.95%, 04/01/24 (Call 03/03/23)(a)	3,270	3,115,558
Textron Inc., 4.30%, 03/01/24 (Call 12/01/23)(a)	2,071	2,056,234
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	2,858	2,800,240
		34,085,259
Media — 1.8%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.50%, 02/01/24 (Call 01/01/24)	6,906	6,847,920
Comcast Corp., 3.70%, 04/15/24 (Call 03/15/24)	13,026	12,879,457
Discovery Communications LLC
3.80%, 03/13/24 (Call 01/13/24)(a)	1,859	1,827,583
3.90%, 11/15/24 (Call 08/15/24)(a)	2,281	2,230,362

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Fox Corp., 4.03%, 01/25/24 (Call 12/25/23)	$6,974	$6,903,563
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	7,542	7,208,493
3.70%, 09/15/24 (Call 06/15/24)	4,586	4,509,597
		42,406,975
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	872	857,708

Mining — 0.3%
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)	3,351	3,316,016
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	3,739	3,755,414
		7,071,430
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24 (Call 06/01/24)	3,055	3,051,548

Oil & Gas — 2.5%
Canadian Natural Resources Ltd., 3.80%, 04/15/24 (Call 01/15/24)	2,894	2,850,387
Chevron Corp., 2.90%, 03/03/24 (Call 01/03/24)	5,923	5,818,459
Chevron USA Inc., 3.90%, 11/15/24 (Call 08/15/24)	4,232	4,195,986
ConocoPhillips Co.
2.13%, 03/08/24 (Call 03/03/23)(a)	1,870	1,817,715
3.35%, 11/15/24 (Call 08/15/24)(a)	625	612,912
Continental Resources Inc./OK, 3.80%, 06/01/24 (Call 03/01/24)	5,105	5,006,576
Devon Energy Corp., 5.25%, 09/15/24 (Call 06/15/24)(a)	2,657	2,665,184
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	5,723	5,519,433
3.18%, 03/15/24 (Call 12/15/23)	3,748	3,688,519
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	1,976	1,931,323
Marathon Petroleum Corp., 3.63%, 09/15/24 (Call 06/15/24)	4,446	4,365,349
Phillips 66, 0.90%, 02/15/24 (Call 03/03/23)	2,140	2,051,811
Shell International Finance BV, 2.00%, 11/07/24 (Call 10/07/24)	5,825	5,590,136
TotalEnergies Capital International SA
3.70%, 01/15/24	5,459	5,401,790
3.75%, 04/10/24	6,334	6,272,243
		57,787,823
Packaging & Containers — 0.4%
Berry Global Inc., 0.95%, 02/15/24 (Call 01/15/24)(a)	5,459	5,218,585
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)(a)	2,059	2,015,926
WRKCo Inc., 3.00%, 09/15/24 (Call 07/15/24)(a)	3,349	3,232,589
		10,467,100
Pharmaceuticals — 5.0%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	17,468	16,834,610
3.85%, 06/15/24 (Call 03/15/24)(a)	5,111	5,048,850
AmerisourceBergen Corp., 3.40%, 05/15/24 (Call 02/15/24)	2,383	2,336,841
Astrazeneca Finance LLC, 0.70%, 05/28/24 (Call 03/03/23)	7,986	7,583,186
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	6,043	5,925,222
3.73%, 12/15/24 (Call 09/15/24)	3,879	3,811,156
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (Call 06/26/24)	11,861	11,583,334
3.63%, 05/15/24 (Call 02/15/24)(a)	2,090	2,067,658
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	4,814	4,693,265
3.50%, 11/15/24 (Call 08/15/24)(a)	2,437	2,375,856
Security	Par (000)	Value

Pharmaceuticals (continued)
Cigna Corp.
0.61%, 03/15/24 (Call 03/03/23)(a)	$2,767	$2,638,307
3.50%, 06/15/24 (Call 03/17/24)	4,664	4,582,753
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)(a)	5,736	5,558,242
3.38%, 08/12/24 (Call 05/12/24)	4,017	3,934,772
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/01/24)	6,187	6,056,764
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)	5,095	5,026,421
Merck & Co. Inc., 2.90%, 03/07/24 (Call 02/07/24)	5,391	5,283,827
Novartis Capital Corp., 3.40%, 05/06/24(a)	9,684	9,548,521
Pfizer Inc.
2.95%, 03/15/24 (Call 02/15/24)	3,228	3,167,830
3.40%, 05/15/24	4,644	4,577,219
Wyeth LLC, 6.45%, 02/01/24(a)	2,848	2,891,318
		115,525,952
Pipelines — 3.3%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)(a)	2,937	2,917,410
Enbridge Inc.
2.15%, 02/16/24	1,831	1,777,700
3.50%, 06/10/24 (Call 03/10/24)(a)	2,876	2,816,380
Energy Transfer LP
3.90%, 05/15/24 (Call 02/15/24)(a)	2,137	2,100,735
4.25%, 04/01/24 (Call 01/01/24)(a)	2,550	2,522,358
4.50%, 04/15/24 (Call 03/15/24)	3,843	3,811,526
4.90%, 02/01/24 (Call 11/01/23)	1,742	1,735,502
5.88%, 01/15/24 (Call 10/15/23)(a)	3,981	3,998,477
Enterprise Products Operating LLC, 3.90%, 02/15/24 (Call 11/15/23)(a)	4,704	4,654,467
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)	3,439	3,409,081
4.25%, 09/01/24 (Call 06/01/24)(a)	3,112	3,074,283
4.30%, 05/01/24 (Call 02/01/24)	3,376	3,353,111
MPLX LP, 4.88%, 12/01/24 (Call 09/01/24)	5,281	5,275,244
ONEOK Inc., 2.75%, 09/01/24 (Call 08/01/24)(a)	3,043	2,935,734
Plains All American Pipeline LP/PAA Finance Corp., 3.60%, 11/01/24 (Call 08/01/24)	3,455	3,372,564
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24 (Call 02/15/24)	10,191	10,251,942
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)(a)	5,435	5,415,651
TransCanada PipeLines Ltd., 1.00%, 10/12/24 (Call 09/12/24)	2,805	2,624,975
Williams Companies Inc. (The)
4.30%, 03/04/24 (Call 12/04/23)(a)	5,204	5,160,390
4.55%, 06/24/24 (Call 03/24/24)	5,850	5,819,170
		77,026,700
Real Estate Investment Trusts — 3.5%
American Tower Corp.
0.60%, 01/15/24	2,426	2,327,043
3.38%, 05/15/24 (Call 04/15/24)	3,560	3,483,389
5.00%, 02/15/24(a)	5,497	5,496,670
AvalonBay Communities Inc., 3.50%, 11/15/24 (Call 08/15/24)	1,610	1,572,278
Boston Properties LP, 3.80%, 02/01/24 (Call 11/01/23)(a)	3,531	3,481,672
Brandywine Operating Partnership LP, 4.10%, 10/01/24 (Call 07/01/24)(a)	1,099	1,065,151
Brixmor Operating Partnership LP, 3.65%, 06/15/24 (Call 04/15/24)	2,718	2,640,999
Crown Castle Inc., 3.20%, 09/01/24 (Call 07/01/24)(a)	4,919	4,791,008
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)(a)	5,835	5,605,276

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Essex Portfolio LP, 3.88%, 05/01/24 (Call 02/01/24)	$1,465	$1,439,817
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)	2,027	2,004,723
GLP Capital LP/GLP Financing II Inc., 3.35%, 09/01/24 (Call 06/03/24)	2,633	2,542,767
Host Hotels & Resorts LP, 3.88%, 04/01/24 (Call 02/01/24)	2,854	2,804,255
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)(a)	1,856	1,795,216
Kimco Realty Corp., 2.70%, 03/01/24 (Call 01/01/24)(a)	2,561	2,496,488
Mid-America Apartments LP, 3.75%, 06/15/24 (Call 03/13/24)(a)	1,303	1,282,178
National Retail Properties Inc., 3.90%, 06/15/24 (Call 03/15/24)	1,901	1,869,747
Omega Healthcare Investors Inc., 4.95%, 04/01/24 (Call 01/01/24)(a)	1,865	1,850,304
Piedmont Operating Partnership LP, 4.45%, 03/15/24 (Call 12/15/23)(a)	1,851	1,832,934
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	2,128	2,095,548
4.60%, 02/06/24 (Call 11/06/23)(a)	3,477	3,463,579
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)(a)	5,005	4,796,442
3.38%, 10/01/24 (Call 07/01/24)(a)	4,353	4,256,929
3.75%, 02/01/24 (Call 11/01/23)	3,047	3,010,284
Ventas Realty LP
3.50%, 04/15/24 (Call 03/15/24)	2,130	2,083,928
3.75%, 05/01/24 (Call 02/01/24)	1,988	1,954,085
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	5,416	5,329,452
4.50%, 01/15/24 (Call 10/15/23)	1,615	1,605,197
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	3,127	3,101,640
		82,078,999
Retail — 2.2%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)(a)	2,744	2,651,280
AutoZone Inc., 3.13%, 04/18/24 (Call 03/18/24)	3,179	3,111,700
Costco Wholesale Corp., 2.75%, 05/18/24 (Call 03/18/24)(a)	4,937	4,837,964
Dollar General Corp., 4.25%, 09/20/24	3,590	3,558,552
Home Depot Inc. (The), 3.75%, 02/15/24 (Call 11/15/23)(a)	7,451	7,380,215
Lowe’s Companies Inc., 3.13%, 09/15/24 (Call 06/15/24)	3,490	3,398,632
McDonald’s Corp., 3.25%, 06/10/24(a)	4,560	4,487,405
Target Corp., 3.50%, 07/01/24(a)	7,306	7,191,369
Walgreens Boots Alliance Inc., 3.80%, 11/18/24 (Call 08/18/24)(a)	50	49,052
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)(a)	2,555	2,490,742
2.85%, 07/08/24 (Call 06/08/24)	6,410	6,273,531
3.30%, 04/22/24 (Call 01/22/24)	6,542	6,444,066
		51,874,508
Semiconductors — 2.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24 (Call 11/15/23)	4,457	4,395,583
Broadcom Inc., 3.63%, 10/15/24 (Call 09/15/24)(a)	2,852	2,796,557
Intel Corp.
2.70%, 06/17/24 (Call 04/17/24)(a)	100	97,423
2.88%, 05/11/24 (Call 03/11/24)(a)	7,341	7,183,829
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	2,752	2,740,469
Microchip Technology Inc.
0.97%, 02/15/24	8,240	7,888,482
0.98%, 09/01/24	4,088	3,828,126
NVIDIA Corp., 0.58%, 06/14/24 (Call 06/14/23)	4,050	3,838,023
Security	Par (000)	Value

Semiconductors (continued)
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)	$6,838	$6,822,820
Qorvo Inc., 1.75%, 12/15/24 (Call 02/13/23)(c)	2,820	2,635,995
QUALCOMM Inc., 2.90%, 05/20/24 (Call 03/20/24)(a)	4,068	3,984,281
Texas Instruments Inc.
2.63%, 05/15/24 (Call 03/15/24)	3,050	2,975,854
4.70%, 11/18/24	2,667	2,675,854
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)(a)	5,429	5,304,784
		57,168,080
Software — 2.7%
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)(a)	1,765	1,760,623
Fidelity National Information Services Inc., 0.60%, 03/01/24(a)	5,072	4,837,268
Fiserv Inc., 2.75%, 07/01/24 (Call 06/01/24)	9,622	9,323,814
Microsoft Corp., 2.88%, 02/06/24 (Call 12/06/23)(a)	8,287	8,141,397
Oracle Corp.
2.95%, 11/15/24 (Call 09/15/24)	9,318	9,014,420
3.40%, 07/08/24 (Call 04/08/24)(a)	9,443	9,251,213
Roper Technologies Inc., 2.35%, 09/15/24 (Call 08/15/24)	3,758	3,606,966
salesforce.com Inc., 0.63%, 07/15/24 (Call 03/03/23)	5,392	5,089,994
Take-Two Interactive Software Inc., 3.30%, 03/28/24	5,163	5,060,256
VMware Inc., 1.00%, 08/15/24 (Call 03/03/23)	6,770	6,356,082
		62,442,033
Telecommunications — 1.3%
AT&T Inc., 0.90%, 03/25/24 (Call 02/13/23)	9,832	9,400,866
Bell Telephone Co. of Canada or Bell Canada (The),
Series US-3, 0.75%, 03/17/24(a)	3,450	3,287,712
Cisco Systems Inc., 3.63%, 03/04/24(a)	4,549	4,513,518
Motorola Solutions Inc., 4.00%, 09/01/24(a)	317	313,491
Verizon Communications Inc.
0.75%, 03/22/24	5,415	5,170,188
3.50%, 11/01/24 (Call 08/01/24)(a)	5,566	5,455,181
Vodafone Group PLC, 3.75%, 01/16/24(a)	2,875	2,840,615
		30,981,571
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	2,542	2,457,046

Transportation — 1.7%
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (Call 06/01/24)(a)	3,741	3,672,989
3.75%, 04/01/24 (Call 01/01/24)(a)	2,886	2,857,140
Canadian National Railway Co., 2.95%, 11/21/24 (Call 08/21/24)(a)	2,035	1,978,081
Canadian Pacific Railway Co., 1.35%, 12/02/24 (Call 03/03/23)	7,590	7,129,135
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)	3,969	3,892,279
Norfolk Southern Corp., 3.85%, 01/15/24 (Call 10/15/23)	2,945	2,914,961
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	2,744	2,633,390
3.65%, 03/18/24 (Call 02/18/24)(a)	3,622	3,563,795
Union Pacific Corp.
3.15%, 03/01/24 (Call 02/01/24)	3,012	2,961,097
3.65%, 02/15/24 (Call 11/15/23)(a)	2,311	2,282,921
3.75%, 03/15/24 (Call 12/15/23)	2,136	2,111,991
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)(a)	2,490	2,400,385
2.80%, 11/15/24 (Call 09/15/24)(a)	1,938	1,885,519
		40,283,683

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Trucking & Leasing — 0.1%
GATX Corp., 4.35%, 02/15/24 (Call 01/15/24)	$2,231	$2,209,627

Water — 0.1%
American Water Capital Corp., 3.85%, 03/01/24 (Call 12/01/23)	1,643	1,623,662

Total Long-Term Investments — 99.0%
(Cost: $2,369,529,228)		2,309,080,675

Short-Term Securities

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(d)(e)(f)	93,547	93,603,526
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(d)(e)	3,035	3,035,000

Total Short-Term Securities — 4.1%
(Cost: $96,562,161)		96,638,526

Total Investments — 103.1%
(Cost: $2,466,091,389)		2,405,719,201

Liabilities in Excess of Other Assets — (3.1)%		(72,299,403)

Net Assets — 100.0%		$2,333,419,798

(a)	All or a portion of this security is on loan.

(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$90,141,694	$3,381,393	(a)	$—		$11,991	$68,448	$93,603,526	93,547	$94,475	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,885,000	—		(5,850,000	)(a)	—	—	3,035,000	3,035	36,309		6
						$11,991	$68,448	$96,638,526		$130,784		$6

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Corporate ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,309,080,675	$—	$2,309,080,675
Short-Term Securities
Money Market Funds	96,638,526	—	—	96,638,526
	$96,638,526	$2,309,080,675	$—	$2,405,719,201